Document And Entity Information	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	SCYNEXIS, Inc.
Entity Central Index Key	0001178253
Entity Emerging Growth Company	false
Entity File Number	001-36365
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2181648
Entity Address, Address Line One	1 Evertrust Plaza
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302-6548
City Area Code	201
Local Phone Number	884-5485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SCYX
Security Exchange Name	NASDAQ